AB Variable Products Series Fund, Inc.

AB International Value Portfolio

Portfolio of Investments

March 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.4%
Financials – 15.9%
Banks – 10.4%
ABN AMRO Bank NV	221,736	$3,794,399
Bank of Ireland Group PLC	320,884	3,274,644
Danske Bank A/S	153,751	4,615,051
Erste Group Bank AG	114,586	5,106,833
NatWest Group PLC	2,201,021	7,371,963
Resona Holdings, Inc.	1,077,500	6,642,200

		30,805,090

Financial Services – 1.1%
ORIX Corp.	147,800	3,232,644

Insurance – 4.4%
ASR Nederland NV	90,305	4,425,825
Prudential PLC	376,814	3,533,976
SCOR SE	141,596	4,901,700

		12,861,501

		46,899,235

Industrials – 12.1%
Aerospace & Defense – 7.2%
Airbus SE	40,539	7,468,450
BAE Systems PLC	319,063	5,438,562
Melrose Industries PLC	363,362	3,085,269
Safran SA	23,821	5,394,782

		21,387,063

Electrical Equipment – 1.0%
Fuji Electric Co., Ltd.(a)	46,400	3,113,648

Machinery – 3.9%
Amada Co., Ltd.(a)	262,600	3,007,358
Kawasaki Heavy Industries Ltd.(a)	105,200	3,456,602
Techtronic Industries Co., Ltd.(a)	362,500	4,925,599

		11,389,559

		35,890,270

Consumer Discretionary – 11.9%
Automobile Components – 0.6%
Forvia SE (Paris)(b)	116,697	1,768,115

Automobiles – 4.9%
BYD Co., Ltd. - Class H(a)	109,500	2,803,753
Honda Motor Co., Ltd.	389,300	4,817,076
Stellantis NV (France)	239,762	6,803,721

		14,424,550

Hotels, Restaurants & Leisure – 0.8%
Entain PLC	230,270	2,310,758

Company	Shares	U.S. $ Value

Household Durables – 2.4%
Persimmon PLC	154,354	$2,559,265
Sony Group Corp.	52,500	4,501,913

		7,061,178

Specialty Retail – 1.2%
JD Sports Fashion PLC	2,148,267	3,649,591

Textiles, Apparel & Luxury Goods – 2.0%
Burberry Group PLC	152,326	2,330,031
Kering SA	8,998	3,563,957

		5,893,988

		35,108,180

Health Care – 10.0%
Health Care Equipment & Supplies – 2.9%
ConvaTec Group PLC(c)	602,138	2,175,254
ResMed, Inc. (CDI)	320,062	6,290,067

		8,465,321

Health Care Providers & Services – 1.4%
Fresenius SE & Co. KGaA	150,606	4,061,361

Pharmaceuticals – 5.7%
GSK PLC	215,623	4,629,507
Merck KGaA	22,993	4,054,479
Roche Holding AG (Genusschein)	32,468	8,289,693

		16,973,679

		29,500,361

Consumer Staples – 10.0%
Beverages – 1.9%
Heineken NV	58,459	5,635,891

Consumer Staples Distribution & Retail – 3.9%
Carrefour SA	284,082	4,873,233
Koninklijke Ahold Delhaize NV	222,865	6,668,517

		11,541,750

Food Products – 2.8%
Nestle SA (REG)	76,846	8,164,884

Personal Care Products – 1.4%
Haleon PLC	978,582	4,101,017

		29,443,542

Materials – 8.9%
Chemicals – 3.6%
Arkema SA	38,343	4,036,737
Kuraray Co., Ltd.	210,200	2,251,548
Tosoh Corp.(a)	312,100	4,241,029

		10,529,314

Construction Materials – 2.0%
CRH PLC	69,408	5,987,134

Metals & Mining – 3.3%
Anglo American PLC	133,238	3,283,359
ArcelorMittal SA	149,112	4,098,659
Endeavour Mining PLC(a)	113,995	2,313,206

		9,695,224

		26,211,672

Company	Shares	U.S. $ Value

Communication Services – 8.4%
Diversified Telecommunication Services – 5.5%
Deutsche Telekom AG (REG)	258,734	$6,280,635
Koninklijke KPN NV	1,171,040	4,380,163
Nippon Telegraph & Telephone Corp.	2,272,800	2,707,137
Telstra Group Ltd.	1,092,197	2,747,338

		16,115,273

Entertainment – 2.5%
Konami Group Corp.(a)	63,600	4,332,367
Ubisoft Entertainment SA(b)	143,415	3,016,588

		7,348,955

Media – 0.4%
Criteo SA (Sponsored ADR)(b)	35,696	1,251,859

		24,716,087

Information Technology – 7.8%
Semiconductors & Semiconductor Equipment – 6.2%
NXP Semiconductors NV	17,584	4,356,788
SK Hynix, Inc.	17,327	2,295,400
Taiwan Semiconductor Manufacturing Co., Ltd.	215,000	5,150,583
Tokyo Electron Ltd.	25,700	6,693,540

		18,496,311

Technology Hardware, Storage & Peripherals – 1.6%
Samsung Electronics Co., Ltd.	77,290	4,644,935

		23,141,246

Energy – 6.6%
Energy Equipment & Services – 3.4%
Shell PLC	297,335	9,961,336

Oil, Gas & Consumable Fuels – 3.2%
Cameco Corp.	119,610	5,178,052
Repsol SA	252,943	4,221,924

		9,399,976

		19,361,312

Utilities – 3.4%
Electric Utilities – 3.4%
EDP - Energias de Portugal SA	1,400,728	5,465,123
Enel SpA	703,077	4,641,360

		10,106,483

Real Estate – 1.4%
Real Estate Management & Development – 1.4%
Daito Trust Construction Co., Ltd.(a)	36,000	4,106,976

Total Common Stocks (cost $241,349,776)		284,485,364

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(d) (e) (f) (cost $5,555,081)	5,555,081	$5,555,081

Total Investments Before Security Lending Collateral for Securities Loaned – 98.3% (cost $246,904,857)		290,040,445

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.3%
Investment Companies – 2.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(d) (e) (f) (cost $6,854,665)	6,854,665	6,854,665

Total Investments – 100.6% (cost $253,759,522)(g)		296,895,110	(h)
Other assets less liabilities – (0.6)%		(1,645,681)

Net Assets – 100.0%		$295,249,429

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	KRW	1,088,394	USD	813	04/18/2024	$5,650
Bank of America, NA	GBP	418	USD	528	04/19/2024	(132)
Bank of America, NA	JPY	140,286	USD	933	05/16/2024	323
Bank of America, NA	USD	1,205	JPY	181,073	05/16/2024	(935)
Barclays Bank PLC	BRL	7,129	USD	1,427	04/02/2024	5,462
Barclays Bank PLC	USD	1,427	BRL	7,129	04/02/2024	(5,491)
Barclays Bank PLC	USD	360	KRW	479,085	04/18/2024	(4,888)
Barclays Bank PLC	USD	985	CHF	861	05/08/2024	(26,886)
Barclays Bank PLC	USD	3,934	EUR	3,607	06/12/2024	(31,750)
BNP Paribas SA	AUD	976	USD	646	04/18/2024	9,289
Citibank, NA	KRW	11,138,522	USD	8,521	04/18/2024	261,486
Citibank, NA	USD	813	JPY	122,403	05/16/2024	674
Citibank, NA	EUR	1,002	USD	1,089	06/12/2024	5,094
Citibank, NA	CAD	6,171	USD	4,587	06/13/2024	26,284
Deutsche Bank AG	BRL	7,129	USD	1,431	04/02/2024	9,529
Deutsche Bank AG	USD	1,427	BRL	7,129	04/02/2024	(5,462)
Deutsche Bank AG	USD	724	GBP	573	04/19/2024	(747)
Deutsche Bank AG	USD	8,478	SEK	89,202	04/30/2024	(135,191)
Deutsche Bank AG	USD	1,426	BRL	7,129	05/03/2024	(9,418)
Deutsche Bank AG	CNH	6,072	USD	850	05/23/2024	12,251
Deutsche Bank AG	EUR	21,396	USD	23,438	06/12/2024	289,644
HSBC Bank USA	GBP	2,880	USD	3,634	04/19/2024	(1,249)
HSBC Bank USA	USD	1,001	GBP	785	04/19/2024	(9,764)
HSBC Bank USA	USD	1,623	ILS	5,848	05/16/2024	(30,087)
HSBC Bank USA	USD	864	JPY	129,746	05/16/2024	(1,284)
HSBC Bank USA	TWD	24,087	USD	771	05/24/2024	17,482
JPMorgan Chase Bank, NA	AUD	1,140	USD	744	04/18/2024	386
JPMorgan Chase Bank, NA	USD	1,487	MXN	25,188	05/23/2024	15,515

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	21,131	AUD	32,008	04/18/2024	$(264,067)
Morgan Stanley Capital Services, Inc.	GBP	3,635	USD	4,611	04/19/2024	22,938
Morgan Stanley Capital Services, Inc.	USD	1,318	GBP	1,035	04/19/2024	(11,879)
Morgan Stanley Capital Services, Inc.	USD	871	CHF	772	05/08/2024	(11,543)
Morgan Stanley Capital Services, Inc.	USD	13,601	JPY	2,008,749	05/16/2024	(241,052)
Morgan Stanley Capital Services, Inc.	TWD	135,564	USD	4,356	05/24/2024	113,139
Morgan Stanley Capital Services, Inc.	USD	4,473	EUR	4,125	06/12/2024	(10,146)
NatWest Markets PLC	GBP	863	USD	1,095	04/19/2024	5,767
State Street Bank & Trust Co.	AUD	1,226	USD	799	04/18/2024	(74)
State Street Bank & Trust Co.	USD	925	KRW	1,228,717	04/18/2024	(14,102)
State Street Bank & Trust Co.	USD	169	GBP	134	04/19/2024	37
State Street Bank & Trust Co.	USD	773	SEK	8,031	04/30/2024	(22,380)
State Street Bank & Trust Co.	USD	883	JPY	129,649	05/16/2024	(20,611)
State Street Bank & Trust Co.	EUR	2,676	USD	2,932	06/12/2024	36,919
State Street Bank & Trust Co.	USD	1,317	EUR	1,208	06/12/2024	(9,872)
State Street Bank & Trust Co.	HKD	29,783	USD	3,819	07/18/2024	2,732
UBS AG	USD	1,162	GBP	920	04/19/2024	(689)
UBS AG	USD	2,417	NOK	25,544	04/30/2024	(62,554)
UBS AG	USD	5,814	CHF	5,111	05/08/2024	(124,544)
UBS AG	JPY	124,071	USD	847	05/16/2024	22,176
UBS AG	USD	3,648	SGD	4,849	05/17/2024	(49,013)
UBS AG	CNH	10,792	USD	1,504	05/23/2024	15,378

						$(227,655)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2024, the market value of this security amounted to $2,175,254 or 0.7% of net assets.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of March 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $54,973,936 and gross unrealized depreciation of investments was $(12,066,003), resulting in net unrealized appreciation of $42,907,933.

(h)

On March 29, 2024, the Portfolio and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Portfolio valued its foreign securities using the closing market prices from the respective foreign markets as of March 28, 2024 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CDI – CHESS Depositary Interest

REG – Registered Shares

COUNTRY BREAKDOWN1

March 31, 2024 (unaudited)

18.3%	Japan
14.2%	United Kingdom
12.5%	France
11.1%	United States
8.6%	Netherlands
5.7%	Switzerland
5.0%	Germany
2.9%	Hong Kong
2.4%	South Korea
1.9%	Portugal
1.8%	Canada
1.8%	Taiwan
1.8%	Austria
10.1%	Other
1.9%	Short-Term Investments

100.0%	Total Investments

1

The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.6% or less in the following: Australia, China, Denmark, Ireland, Italy, Luxembourg, South Africa and Spain.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio

March 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2024:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$—	$46,899,235		$—	$46,899,235
Industrials	—	35,890,270		—	35,890,270
Consumer Discretionary	—	35,108,180		—	35,108,180
Health Care	—	29,500,361		—	29,500,361
Consumer Staples	—	29,443,542		—	29,443,542
Materials	5,987,134	20,224,538		—	26,211,672
Communication Services	1,251,859	23,464,228		—	24,716,087
Information Technology	4,356,788	18,784,458		—	23,141,246
Energy	5,178,052	14,183,260		—	19,361,312
Utilities	—	10,106,483		—	10,106,483
Real Estate	—	4,106,976		—	4,106,976
Short-Term Investments	5,555,081	—		—	5,555,081
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	6,854,665	—		—	6,854,665

Total Investments in Securities	29,183,579	267,711,531	(a)	—	296,895,110
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	878,155		—	878,155
Liabilities:
Forward Currency Exchange Contracts	—	(1,105,810)		—	(1,105,810)

Total	$29,183,579	$267,483,876		$—	$296,667,455

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2024 is as follows:

Fund	Market Value 12/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,119	$23,674	$21,238	$5,555	$65
Government Money Market Portfolio*	273	11,932	5,350	6,855	38
Total	$3,392	$35,606	$26,588	$12,410	$103

*	Investments of cash collateral for securities lending transactions.